SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) - Ship Finance International Limited Share Option Scheme [Member]	6 Months Ended
Jun. 30, 2016 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition	$ 139,000
Shares issued (in shares) | shares	36,575.000
Premium on stock options exercised	$ 200,000